Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2024
C000241896 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,503	$ 11,850
C000241897 [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,491	11,808
C000241895 [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,519	11,910
MSCI ACWI IMI (Inception Date 7/20/23) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,477	$ 12,192